Net fee and commission income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting fees	$ 1,463	$ 1,085	$ 741
M&A and corporate finance fees	1,102	736	774
Brokerage fees	4,382	4,132	3,248
Investment fund fees	5,790	5,289	4,858
Portfolio management and related services	9,762	8,009	7,656
Other	1,874	1,710	1,832
Total fee and commission income	24,372	20,961	19,110
Brokerage fees paid	259	274	310
Distribution fees paid	611	589	590
Other	1,115	912	797
Total fee and commission expense	1,985	1,775	1,696
Net fee and commission income	22,387	19,186	17,413
of which: net brokerage fees	4,123	3,858	2,938
Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	14,545	12,475	11,694
Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,644	1,426	1,307
Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,337	3,129	2,659
Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	4,814	3,882	3,355
Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	33	49	94
of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	15,410	13,009	12,544
of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	8,692	7,491	6,402
of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	269	461	163
UBS AG
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Underwriting fees	1,512	1,104	784
M&A and corporate finance fees	1,102	736	774
Brokerage fees	4,383	4,132	3,248
Investment fund fees	5,790	5,289	4,859
Portfolio management and related services	9,762	8,009	7,656
Other	1,874	1,712	1,836
Total fee and commission income	24,422	20,982	19,156
Brokerage fees paid	259	274	310
Distribution fees paid	611	589	590
Other	1,115	911	796
Total fee and commission expense	1,985	1,775	1,696
Net fee and commission income	22,438	19,207	17,460
of which: net brokerage fees	4,124	3,858	2,938
UBS AG | Global Wealth Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	14,545	12,475	11,694
UBS AG | Personal & Corporate Banking
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	1,645	1,427	1,307
UBS AG | Asset Management
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	3,337	3,129	2,659
UBS AG | Investment Bank
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	4,863	3,901	3,397
UBS AG | Group Functions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	33	50	98
UBS AG | of which: recurring
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	15,410	13,010	12,545
UBS AG | of which: transaction-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	8,743	7,512	6,449
UBS AG | of which: performance-based
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Table]
Total fee and commission income	$ 269	$ 461	$ 163